Credit Risk - Schedule of Number of Significant PD, EAD, and LGD Models Per Asset Class - Additional Information (Detail) € in Billions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Regulatory compliant ratings coverage by exposure in AIRB Portfolio	99.00%
Increase in RWA due to model changes	€ 3.4
Probability of default [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of credit exposures rated using rating models	94.00%
Dutch mortgages portfolio [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in RWA due to model changes	€ 3.9
German Mortgages models [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in RWA due to model changes	€ 1.2